Restatements and changes in accounting principles	12 Months Ended
Dec. 31, 2018
Restatements and changes in accounting principles
Restatements and changes in accounting principles

Note 35 Restatements and changes in accounting principles

Restatements

The consolidated income statement has been adjusted retroactively as a result of joint operations’ revenue and related expenses to the owners previously have not been fully eliminated. The effect of the adjustments for the full year 2016 and 2017 was a decrease in revenue and expenses of SEK 634 and SEK 599 million respectively, and are stated in the table below.

In addition, a reclassification of SEK (546) million between line items has been performed in the cash flow statement for 2017 as a result of a tax effect on exchange rates differences from sale of Austria. This was previously included in gain/loss on sale of operations in the cash flow statement and was moved to deferred tax expense in the cash flow statement, please refer to Note 36.

Income statement

The impact of restatements on the 2016 and 2017 income statement are presented below.

	2017			2016
			Reported			Reported
			pre-			pre-
	Restated	Restatements	restatements	Restated	Restatements	restatements
CONTINUING OPERATIONS
Revenue	21,466	(599)	22,065	18,131	(634)	18,765
Cost of services provided and equipment sold	(11,903)	599	(12,502)	(9,616)	634	(10,250)
Gross profit	9,563	—	9,563	8,515	—	8,515

Impact of IFRS 9

On January 1, 2018 Tele2 changed the accounting principles for financial instruments, by applying IFRS 9. Tele2 has chosen to apply the reliefs in the standard and not restate prior periods. Accordingly, these financial statements have not been restated to reflect the adoption of IFRS 9.

For Tele2, the new standard implies new basis for the classification and measurement of financial instruments, a forward-looking impairment model for financial assets and greater flexibility for hedge accounting.

All financial assets and financial liabilities will continue to be measured on the same basis as was previously adopted under IAS 39.

Tele2’s accounts receivables and other receivables are categorized as “Assets at amortized cost” initially reported at fair value and subsequently at amortized cost. An allowance for expected credit losses is calculated no matter if a loss event has occurred or not. Tele2 applies the simplified approach to recognize expected credit losses for trade receivables and receivable form sold equipment that result from transactions within the scope of IFRS 15 (Revenues from contracts with customers) and for finance lease receivables. The simplified approach is always based on lifetime expected credit losses considering information about historical data adjusted for current conditions and forecasts of future events and economic conditions. Any impairment loss is reported as an operating expense.

IFRS 9 allows Tele2 to continue to apply IAS 39 for hedge accounting. Tele2 has chosen to apply IFRS 9 for hedge accounting at which hedge effectiveness testing is changed to only include forward looking testing. Any ineffective part in a hedging relationship is calculated and reported in profit or loss in the same way as previously. The Group’s current hedging relationships will qualify as continuing hedging relationships under IFRS 9.

Summary of changes to classification of financial assets is presented below.

	IAS 39		IFRS 9
Type of asset	Classification	Measurement model	Classification and measurement model	Reason for IFRS 9 classification
Equity instruments	Fair value through profit or loss	Fair value through profit or loss	Fair value through profit or loss	This is an accounting policy choice under IFRS 9
Accounts receivable	Loans and receivables	Amortized cost	Amortized cost	Trade receivables are managed in a business model whose objective is achieved through collection of contractual cash flows
Receivable from sold equipment	Loans and receivables	Amortized cost	Amortized cost	Receivables from sold equipment are managed in a business model whose objective is achieved through collection of contractual cash flows
Interest- and currency derivatives	Fair value through profit or loss	Fair value through profit or loss	Fair value through profit or loss	These assets are not held for trading but are managed and evaluated on a fair value basis
Other non-current and current receivables	Loans and receivables	Amortized cost	Amortized cost	These assets are held to collect contractual cash flows
Restricted cash	Loans and receivables	Amortized cost	Amortized cost	These assets are held to collect contractual cash flows
Cash and cash equivalents	Loans and receivables	Amortized cost	Amortized cost	These assets are held to collect contractual cash flows

The impacts of IFRS 9 on January 1, 2018 are presented below.

Jan 1, 2018
ASSETS
Receivable from sold equipment	(7)
TOTAL NON-CURRENT ASSETS	(7)

Receivable from sold equipment	(21)
Accounts receivable	45
TOTAL CURRENT ASSETS	24

ASSETS CLASSIFIED AS HELD FOR SALE	(47)
TOTAL ASSETS	(30)

EQUITY AND LIABILITIES
Attributable to equity holders of the parent company	(42)
TOTAL EQUITY	(42)

Deferred tax liability	1
TOTAL NON-CURRENT LIABILITIES	1

Current tax liabilities	11
TOTAL CURRENT LIABILITIES	11

TOTAL EQUITY AND LIABILITIES	(30)

Expected impact of IFRS 16 Leases

On January 1, 2019 Tele2 changed the accounting principles for leases, by applying IFRS 16 Leases. Tele2 has chosen to apply the modified retrospective approach in the standard and not restate prior periods. The cumulative effect of applying IFRS 16 will be recognized at January 1, 2019.

IFRS 16 replaces the previous leasing standard IAS 17 and related interpretations and brings in a new definition of a lease that will be used to identify whether a contract contains a lease, distinguishing between lease contracts and service contracts on the basis of whether there is an identified asset controlled by the lessee or not. For a lessee IFRS 16 introduces a single accounting treatment; the recognition of a right-of-use asset during the estimated lease term and, if payments are made over time, a lease liability (financing). Tele2 will thus recognize its long-term currently classified as operating leases as assets and liabilities. Instead of operating lease expenses, Tele2 will recognize depreciation and interest expenses in the income statement. In the cash flow statement the amortization of the lease liability will be presented in the financing activities while the interest component will be presented in the operating cash flow. Short-term lease payments, payments for leases of low-value assets and variable lease payments not included in the measurement of the lease liability will be presented within operating cash flow. For lessors the finance and operating lease distinction and accounting remains largely unchanged.

Tele2’s leases consists mainly of lease of sites and base stations (including land), leased lines, premises, vehicles and other equipment. Tele2 will not apply IFRS 16 for intangible assets. Tele2 will apply the practical expedients in IFRS 16 and exclude short-term leases (lease term 12 months or less at commencement date) and leases for which the underlying asset is of low value (with a value as new below EUR 5,000) in the calculation of the lease liability and right-of-use asset and instead report the lease payments for those contracts as current operating expenses in the income statement. In addition, Tele2 will apply the practical expedient to not separate lease and non-lease components in a lease contract for the lease categories Sites and base stations (typically non-lease component is electricity) and Leased lines (typically non-lease component is repair and maintenance). For all other lease categories Tele2 will separate the lease components and exclude the service component at calculation of the lease liability. For the transition the incremental borrowing rate calculated at the initial date of application will be used. After the transition the implicit rate, to the extent available, will be used for any signed new leases or modifications to existing leases. When determining the incremental borrowing rate considerations will take into account the country where the asset is leased, the tenor of the contract and the underlying cashflows which the lease generates.

The main judgements for leases concerns determination of whether a contract contains a lease and the lease terms. Regarding the lease terms, a majority of the lease contracts in Tele2 includes options either to extend or to terminate the contract. When determining the lease term, Tele2 considers all relevant facts and circumstances that creates an economic incentive to exercise an extension option, or not to exercise a termination option. Economic incentive includes for example strategic plans, assessment of future technology changes, original capital invested and consideration of cost of finding and moving to a new location, any consideration of penalties Tele2 may be charged to terminate the contract and past practice regarding the period over which Tele2 has typically used particular types of assets (whether leased or owned), and economic reasons for doing so.

At transition to the new standard Tele2 will make a reassessment under IFRS 16 whether a contract is a lease or not which may differ from the assessment made under IAS 17. This concerns mainly leased capacity in the form of IRU which is included in the minimum lease payments under IAS 17 but not assessed to be a lease under IFRS 16. In addition, Tele2 will at transition to the new standard apply the practical expedients and exclude any initial direct costs from the measurement of the right-of-use asset. The lease liability is calculated by discounting the remaining leasing payments using the estimated incremental borrowing rate per transition date January 1, 2019. Tele2 will account for a right-of-use asset that corresponds to the leasing liability adjusted for any prepayments attributable to the lease. For leases that were classified as finance leases applying IAS 17, the carrying amount of the right-of-use asset and the lease liability at transition to IFRS 16, will be the carrying amount of the lease asset and lease liability as of December 31, 2018. The transition to IFRS 16 will have no effect on the Group's consolidated equity.

The estimated effects of applying IFRS 16 on the opening balance January 1, 2019 is presented below. The data exclude the Dutch operations since Tele2 considers the effects of IFRS 16 on Tele2 Netherlands to have no or negligible impact going forward.

Balance sheet

IFRS 16
Effect
ASSETS
Other intangible assets	(44)
Machinery and technical plant	(104)
Right-of-use assets	5,944
Current receivables	(33)
ASSETS CLASSIFIED AS HELD FOR SALE	644

TOTAL ASSETS	6,407

EQUITY AND LIABILITIES
Interest-bearing non-current liabilities	4,704
Interest-bearing current liabilities	1,059
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	644

TOTAL EQUITY AND LIABILITIES	6,407

The bridge between future minimum expenses according current IAS 17 Leases standard (please refer to Note 31) and the expected change in the lease liability due to adoption of IFRS 16 is presented below.

Total future lease expenses for operating leases as of December 31, 2018 (Note 31)	4,626
Adjustments for:
Discounting	(264)
Not determined as leases according to IFRS 16 (mainly lease capacity)	(585)
Short term leases	(114)
Low value leases	(14)
Extension options	2,114
Total adjustments	1,137
Estimated change in lease liability due to adoption of IFRS 16	5,763